Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease payments not included in lease liability
Information related to lease payments and lease liabilities
(in USD million)		2020		2019
Lease liabilities at 1 January		4,339		4,660
New leases, including remeasurements and cancellations		1,349		861
Gross lease payments	(1,415)		(1,280)
Lease interest	102		144
Lease repayments	(1,312)	(1,312)	(1,136)	(1,136)
Foreign currency translation effects		31		(47)
Lease liabilities at 31 December		4,406		4,339

Current lease liabilities		1,186		1,148
Non-current lease liabilities		3,220		3,191

Lease expenses not included in lease liabilities
(in USD million)		2020		2019
Short-term lease expenses		342		435

Non-current lease liabilities maturity profile
Non-current lease liabilities maturity profile

	At 31 December
(in USD million)	2020	2019

Year 2 and 3	1,513	1,310
Year 4 and 5	748	676
After 5 years	959	1,204

Total repayment of non-current lease liabilities	3,220	3,191

Information related to Right of use assets
Information related to Right of use assets
(in USD million)	Drilling rigs	Vessels	Land and buildings	Storage facilities	Other	Total
Right of use assets at 1 January 2020	951	1,320	1,365	156	219	4,011
Additions including remeasurements and cancellations	380	853	18	45	30	1,326
Depreciation and impairment1)	(349)	(571)	(179)	(68)	(90)	(1,257)
Foreign currency translation effects	23	4	11	0	2	40
Right of use assets at 31 December 2020	1,004	1,606	1,215	133	161	4,119

(in USD million)	Drilling rigs	Vessels	Land and buildings	Storage facilities	Other	Total
Right of use assets at 1 January 2019	1,212	1,302	1,537	72	249	4,372
Additions including remeasurements and cancellations	160	439	59	141	56	855
Depreciation and impairment1)	(398)	(413)	(225)	(57)	(81)	(1,174)
Foreign currency translation effects	(23)	(8)	(6)	0	(5)	(42)
Right of use assets at 31 December 2019	951	1,320	1,365	156	219	4,011

1) USD 359 million in 2020 and USD 375 million in 2019 of the depreciation cost have been allocated to activities being capitalised (refer to note 10 Property, plant and equipment).

Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Information related to lease payments and lease liabilities
Information related to lease payments and lease liabilities
(in USD million)		2020		2019
Lease liabilities at 1 January		4,339		4,660
New leases, including remeasurements and cancellations		1,349		861
Gross lease payments	(1,415)		(1,280)
Lease interest	102		144
Lease repayments	(1,312)	(1,312)	(1,136)	(1,136)
Foreign currency translation effects		31		(47)
Lease liabilities at 31 December		4,406		4,339

Current lease liabilities		1,186		1,148
Non-current lease liabilities		3,220		3,191

Lease expenses not included in lease liabilities
(in USD million)		2020		2019
Short-term lease expenses		342		435